Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 646,000	$ 259,205	$ 1,087,497
Accounts receivable, net of allowance for credit losses of $41,341 and $24,210, respectively	399,000	709,203	936,321
Prepaid expenses and other current assets	752,000	445,089	643,674
Total current assets	1,797,000	1,413,497	2,667,492
Property and equipment, net		8,246	3,539
Intangible assets, net	7,434,000	8,027,391	3,883,853
Goodwill	21,992,000	21,991,721	18,972,475
Operating lease right-of-use assets	42,000	55,871	72,565
Deferred offering costs	32,000	121,788
Other assets	4,000	4,000	11,154
Total assets	31,301,000	31,631,514	25,674,078
Current liabilities:
Accounts payable	2,466,000	2,494,451	7,782,746
Accrued expenses and other current liabilities	3,481,000	4,353,943	3,891,018
Convertible notes, carried at fair value	484,000	1,856,000
Notes payable, carried at fair value	1,489,000	2,591,310	3,575,000
Private placement warrant liability	1,699,000	295,603
Earnout liability	500,000	990,673	14,850
Due to related party			167,118
Deferred revenue	3,078,000	3,642,527	3,934,627
Operating lease liabilities, current	31,000	22,823	22,731
Total current liabilities	18,014,000	22,370,810	28,260,148
Deferred revenue, non-current	101,000	93,726	117,643
Deferred tax liability	945,000	1,078,055	10,115
Operating lease liabilities, non-current	11,000	33,922	49,974
Total liabilities	19,071,000	23,576,513	28,437,880
Commitments and contingencies (Note 15)
Stockholders’ equity (deficit):
Common stock		5
Preferred stock, value
Additional paid-in capital	126,445,000	108,912,161	75,515,911
Accumulated other comprehensive (loss) income	(61,000)	(85,377)
Accumulated deficit	(114,154,000)	(100,771,787)	(78,279,713)
Stockholders’ equity (deficit)	12,230,000	8,055,001	(2,763,802)
Total liabilities and stockholders’ equity (deficit)	31,301,000	31,631,514	25,674,078
Related Party [Member]
Current assets:
Bifurcated embedded derivative asset – related party		9,000	63,000
Current liabilities:
Convertible notes (Yorkville)	4,752,000	4,922,601	8,639,701
Warrant liability			2,300
Financial instruments – related party	34,000
Yorkville [Member]
Current liabilities:
Convertible notes (Yorkville)		1,200,501
Nonrelated Party [Member]
Current liabilities:
Convertible notes (Yorkville)			215,057
Warrant liability		378	15,000
Reverse Stock Split [Member]
Current assets:
Cash		259,000
Accounts receivable, net of allowance for credit losses of $41,341 and $24,210, respectively		709,000
Prepaid expenses and other current assets		445,000
Total current assets		1,413,000
Property and equipment, net		8,000
Intangible assets, net		8,027,000
Goodwill		21,992,000
Operating lease right-of-use assets		56,000
Deferred offering costs		122,000
Other assets		4,000
Total assets		31,631,000
Current liabilities:
Accounts payable		2,494,000
Accrued expenses and other current liabilities		4,354,000
Convertible notes, carried at fair value		1,856,000
Notes payable, carried at fair value		2,591,000
Private placement warrant liability		296,000
Earnout liability		991,000
Deferred revenue		3,642,000
Operating lease liabilities, current		23,000
Total current liabilities		22,370,000
Deferred revenue, non-current		94,000
Deferred tax liability		1,078,000
Operating lease liabilities, non-current		34,000
Total liabilities		23,576,000
Commitments and contingencies (Note 15)
Stockholders’ equity (deficit):
Common stock
Preferred stock, value
Additional paid-in capital		108,912,000
Accumulated other comprehensive (loss) income		(85,000)
Accumulated deficit		(100,772,000)
Stockholders’ equity (deficit)		8,055,000	$ (2,764,000)
Total liabilities and stockholders’ equity (deficit)		31,631,000
Reverse Stock Split [Member] | Related Party [Member]
Current assets:
Bifurcated embedded derivative asset – related party		9,000
Current liabilities:
Convertible notes (Yorkville)		4,923,000
Financial instruments – related party
Reverse Stock Split [Member] | Yorkville [Member]
Current liabilities:
Convertible notes (Yorkville)		$ 1,200,000